STATEMENT OF EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Insurance revenues (Note 12)	$ 2,957	$ 3,101	$ 2,865
Total revenues	58,100	56,469	58,025
Costs and expenses
Selling, general and administrative expenses	9,173	8,177	9,248
Separation costs (Note 20)	715	0	0
Research and development	1,786	1,682	1,720
Interest and other financial charges	1,477	1,790	1,988
Debt extinguishment costs (Note 10)	465	6,524	301
Insurance losses, annuity benefits and other costs (Note 12)	2,592	2,174	2,519
Goodwill impairments (Note 7)	0	0	877
Non-operating benefit cost (income)	(409)	1,136	1,573
Total costs and expenses	60,071	64,861	65,568
Other income (loss) (Note 19)	1,172	2,696	(948)
Earnings (loss) from continuing operations before income taxes	(799)	(5,695)	(8,492)
Provision (benefit) for income taxes (Note 15)	3	757	2,168
Earnings (loss) from continuing operations	(795)	(4,939)	(6,324)
Earnings (loss) from discontinued operations, net of taxes (Note 2)	1,202	(1,469)	11,870
Net earnings (loss)	407	(6,408)	5,546
Less net earnings (loss) attributable to noncontrolling interests	67	(71)	(158)
Net earnings (loss) attributable to the Company	339	(6,337)	5,704
Preferred stock dividends	(289)	(237)	(474)
Net earnings (loss) attributable to GE common shareholders	51	(6,573)	5,230
Amounts attributable to GE common shareholders
Earnings (loss) from continuing operations	(795)	(4,939)	(6,324)
Less net earnings (loss) attributable to noncontrolling interests, continuing operations	16	(117)	(214)
Earnings (loss) from continuing operations attributable to the Company	(811)	(4,821)	(6,110)
Preferred stock dividends	(289)	(237)	(474)
Earnings (loss) from continuing operations attributable to GE common shareholders	(1,100)	(5,058)	(6,584)
Earnings (loss) from discontinued operations attributable to GE common shareholders	1,151	(1,515)	11,814
Net earnings (loss) attributable to GE common shareholders	$ 51	$ (6,573)	$ 5,230
Earnings (loss) per share from continuing operations (Note 18)
Diluted earnings (loss) per share (in dollars per share)	$ (1.00)	$ (4.62)	$ (6.16)
Basic earnings (loss) per share (in dollars per share)	(1.00)	(4.62)	(6.16)
Net earnings (loss) per share (Note 18)
Diluted earnings (loss) per share (in dollars per share)	0.05	(6.00)	4.64
Basic earnings (loss) per share (in dollars per share)	$ 0.05	$ (6.00)	$ 4.64
Equipment
Revenues
Sales	$ 22,334	$ 25,096	$ 27,600
Costs and expenses
Cost of sales	23,743	25,161	28,663
Services
Revenues
Sales	32,808	28,272	27,560
Costs and expenses
Cost of sales	$ 20,529	$ 18,217	$ 18,679